Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share capital [member]	Share premium [member]	Other reserves [member]	Translation reserve [member]	Accumulated deficit [member]
Beginning Balance at Dec. 31, 2019	$ (767,538)	$ 69	$ 102,359		$ (980)	$ (868,986)
Loss for the year	(170,044)					(170,044)
Foreign currency translation differences	5,954				5,954
Total comprehensive loss	(164,090)				5,954	(170,044)
Increase in share capital	64,385	4	64,381
Ending Balance at Dec. 31, 2020	(867,243)	73	166,740		4,974	(1,039,030)
Loss for the year	(101,504)					(101,504)
Foreign currency translation differences	(305)				(305)
Total comprehensive loss	(101,809)				(305)	(101,504)
Increase in share capital	833,440	62	833,378
Ending Balance at Dec. 31, 2021	(135,612)	135	1,000,118		4,669	(1,140,534)
Loss for the year	(513,580)					(513,580)
Foreign currency translation differences	(6,111)				(6,111)
Total comprehensive loss	(519,691)				(6,111)	(513,580)
PIPE Financing	169,368	175	169,193
Settlement of SARs with shares	30,302	35	30,267
Capital Reorganization	(171,565)	1,731	(173,296)
Settlement of related party loans with Ordinary Shares	32,200	50	32,150
Recognition of share-based payments	14,548			$ 14,548
Recognition of equity component of convertible bonds	16,034			16,034
Ending Balance at Dec. 31, 2022	$ (564,416)	$ 2,126	$ 1,058,432	$ 30,582	$ (1,442)	$ (1,654,114)